Subsequent Events (Details) - Hilli LLC t in Millions	1 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Aug. 30, 2022 $ / MMBTU
Subsequent Event [Line Items]
Expected increase of capacity per annum		0.2
Subsequent Event
Subsequent Event [Line Items]
Expected increase of capacity per annum	0.2
Base capacity per annum	1.2
Subsequent Event | Swap, 2023
Subsequent Event [Line Items]
Fixed swap price (USD per MMBtu) | $ / MMBTU			49.50
Subsequent Event | Swap, 2024
Subsequent Event [Line Items]
Fixed swap price (USD per MMBtu) | $ / MMBTU			51.20
Subsequent Event | 2023 Incremental Capacity
Subsequent Event [Line Items]
Expected capacity per annum	1.4